Shareholder Report	12 Months Ended	68 Months Ended	92 Months Ended	140 Months Ended	172 Months Ended	297 Months Ended	321 Months Ended	333 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000018126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Previous Investment Adviser [Text Block]
AssetsNet	$ 459,951,656	$ 459,951,656	$ 459,951,656	$ 459,951,656	$ 459,951,656	$ 459,951,656	$ 459,951,656	$ 459,951,656
Holdings Count | Holding	665	665	665	665	665	665	665	665
Advisory Fees Paid, Amount	$ 2,190,546
InvestmentCompanyPortfolioTurnover	63.00%
C000125494
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Class N
Trading Symbol	LSGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Performance Inception Date				Feb. 01, 2013
Previous Investment Adviser [Text Block]
AssetsNet	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274
Holdings Count | Holding	234	234	234	234	234	234	234	234
Advisory Fees Paid, Amount	$ 1,793,932
InvestmentCompanyPortfolioTurnover	63.00%
C000018127
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Institutional Class
Trading Symbol	LSGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Performance Inception Date								Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274
Holdings Count | Holding	234	234	234	234	234	234	234	234
Advisory Fees Paid, Amount	$ 1,793,932
InvestmentCompanyPortfolioTurnover	63.00%
C000018128
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Retail Class
Trading Symbol	LSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Performance Inception Date								Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274	$ 370,778,274
Holdings Count | Holding	234	234	234	234	234	234	234	234
Advisory Fees Paid, Amount	$ 1,793,932
InvestmentCompanyPortfolioTurnover	63.00%
C000018129
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	LSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Previous Investment Adviser [Text Block]
AssetsNet	$ 261,255,748	$ 261,255,748	$ 261,255,748	$ 261,255,748	$ 261,255,748	$ 261,255,748	$ 261,255,748	$ 261,255,748
Holdings Count | Holding	480	480	480	480	480	480	480	480
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
C000182246
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Class N
Trading Symbol	LIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Performance Inception Date			Feb. 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501
Holdings Count | Holding	43	43	43	43	43	43	43	43
Advisory Fees Paid, Amount	$ 19,399
InvestmentCompanyPortfolioTurnover	40.00%
C000018130
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	LSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Performance Inception Date					May 27, 2010
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501
Holdings Count | Holding	43	43	43	43	43	43	43	43
Advisory Fees Paid, Amount	$ 19,399
InvestmentCompanyPortfolioTurnover	40.00%
C000089752
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Retail Class
Trading Symbol	LIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Performance Inception Date					May 27, 2010
Previous Investment Adviser [Text Block]
AssetsNet	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501	$ 108,091,501
Holdings Count | Holding	43	43	43	43	43	43	43	43
Advisory Fees Paid, Amount	$ 19,399
InvestmentCompanyPortfolioTurnover	40.00%
C000018131
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Institutional High Income Fund
Class Name	Institutional Class
Trading Symbol	LSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Previous Investment Adviser [Text Block]
AssetsNet	$ 333,857,326	$ 333,857,326	$ 333,857,326	$ 333,857,326	$ 333,857,326	$ 333,857,326	$ 333,857,326	$ 333,857,326
Holdings Count | Holding	451	451	451	451	451	451	451	451
Advisory Fees Paid, Amount	$ 1,887,370
InvestmentCompanyPortfolioTurnover	90.00%
C000089753
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class A
Trading Symbol	LSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Performance Inception Date					May 27, 2010
Previous Investment Adviser [Text Block]
AssetsNet	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303
Holdings Count | Holding	468	468	468	468	468	468	468	468
Advisory Fees Paid, Amount	$ 521,187
InvestmentCompanyPortfolioTurnover	132.00%
C000173092
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class C
Trading Symbol	LSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Performance Inception Date						Jan. 01, 2000
Previous Investment Adviser [Text Block]
AssetsNet	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303
Holdings Count | Holding	468	468	468	468	468	468	468	468
Advisory Fees Paid, Amount	$ 521,187
InvestmentCompanyPortfolioTurnover	132.00%
C000211126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class N
Trading Symbol	LSDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Performance Inception Date		Feb. 01, 2019
Previous Investment Adviser [Text Block]
AssetsNet	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303
Holdings Count | Holding	468	468	468	468	468	468	468	468
Advisory Fees Paid, Amount	$ 521,187
InvestmentCompanyPortfolioTurnover	132.00%
C000018132
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class Y
Trading Symbol	LSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Performance Inception Date					May 27, 2010
Previous Investment Adviser [Text Block]
AssetsNet	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303	$ 265,345,303
Holdings Count | Holding	468	468	468	468	468	468	468	468
Advisory Fees Paid, Amount	$ 521,187
InvestmentCompanyPortfolioTurnover	132.00%
C000018125
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Securitized Asset Fund
Class Name	Institutional Class
Trading Symbol	LSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Previous Investment Adviser [Text Block]
AssetsNet	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789	$ 1,492,251,789
Holdings Count | Holding	623	623	623	623	623	623	623	623
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.00%
C000018136
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Admin Class
Trading Symbol	LSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.40%
Performance Inception Date							Dec. 31, 2097
Previous Investment Adviser [Text Block]
AssetsNet	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104
Holdings Count | Holding	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 2,614,608
InvestmentCompanyPortfolioTurnover	25.00%
C000125495
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Class N
Trading Symbol	LSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Performance Inception Date				Feb. 01, 2013
Previous Investment Adviser [Text Block]
AssetsNet	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104
Holdings Count | Holding	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 2,614,608
InvestmentCompanyPortfolioTurnover	25.00%
C000018134
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	LSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Performance Inception Date								Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104
Holdings Count | Holding	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 2,614,608
InvestmentCompanyPortfolioTurnover	25.00%
C000018135
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Retail Class
Trading Symbol	LSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Performance Inception Date								Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104	$ 392,961,104
Holdings Count | Holding	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 2,614,608
InvestmentCompanyPortfolioTurnover	25.00%